Shareholder Fees (INTEGRITY FUND OF FUNDS, INC.)	12 Months Ended
May 01, 2011
INTEGRITY FUND OF FUNDS, INC.
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	3.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none